Shareholder Report, Average Annual Return (Details) 74200198100_Franklin Retirement Advantage Plus 2070 Fund_Class R5_TSR Annual {Class R5}	12 Months Ended
Jul. 31, 2026
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	14.92%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	21.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.88%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	21.94%